SEGMENTS AND GEOGRAPHIC AREA INFORMATION (Schedule of Reportable Operating Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 289,719		$ 265,356		$ 248,590
Gross profit	154,849		142,109		123,266
Operating expenses	133,633		116,496		113,953
Operating income (loss)	21,216		25,613		9,313
Compensation related to employees' share option plan	2,776		1,954		3,285
Surgical [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	110,189		104,693		95,962
Gross profit	65,684		62,162		52,829
Operating expenses	50,115		49,052		42,439
Operating income (loss)	15,569		13,110		10,390
Ophthalmic [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	58,961		60,313		62,141
Gross profit	25,620		26,114		27,209
Operating expenses	25,754		25,669		26,535
Operating income (loss)	(134)		445		674
Aesthetic [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	120,569		100,350		90,487
Gross profit	63,710		53,789		43,641
Operating expenses	53,708		47,015		41,721
Operating income (loss)	10,002		6,774		1,920
Unallocated expenses [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues		[1]		[2]		[3]
Gross profit	(165)	[1]	44	[2]	(413)	[3]
Operating expenses	4,056	[1]	(5,240)	[2]	3,258	[3]
Operating income (loss)	(4,221)	[1]	5,284	[2]	(3,671)	[3]
Compensation related to employees' share option plan	2,776		1,954		3,285
Gain (loss) related to settlement with third parties			6,692
IPO related expenses	1,194
Other non-recurring expense	251				386
Other non-recurring income			$ 546

[1]	Unallocated expenses are primarily related to stock-based compensation expenses amounted $2,776, IPO related expenses amounted $1,194 and other non-recurring expenses amounted $251.
[2]	Unallocated expenses are primarily related to stock-based compensation expenses amounted $1,954 income from settlement with third parties amounted $6,692 and other non-recurring income amounted $546
[3]	Unallocated expenses are primarily related to stock-based compensation expenses amounted $3,285 and other non-recurring expenses amounted $386.